UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Diamond Notch Asset Management, LLC
Address: 450 Lexington Avenue
         Suite 3750
         New York, NY  10017

13F File Number:  28-13901

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven Dinunzio
Title:     Chief Financial Officer
Phone:     (212) 573-8602

Signature, Place, and Date of Signing:

     /s/ Steven Dinunzio     New York, NY/USA     November 15, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     32

Form13F Information Table Value Total:     $171,779 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADOBE SYS INC                  COM              00724F101     1046    40000 SH       SOLE                        0    40000        0
ALCON INC                      COM SHS          H01301102     8340    50000 SH  CALL SOLE                        0    50000        0
AMERICAN AXLE & MFG HLDGS IN   COM              024061103     1129   125200 SH       SOLE                        0   125200        0
AMKOR TECHNOLOGY INC           COM              031652100     1235   187900 SH       SOLE                        0   187900        0
APPLIED MATLS INC              COM              038222105    22659  1940000 SH  CALL SOLE                        0  1940000        0
BARNES GROUP INC               NOTE 3.750% 8/0  067806AB5     5146  5000000 PRN      SOLE                        0  5000000        0
BEST BUY INC                   SDCV 2.250% 1/1  086516AF8     2742  2500000 PRN      SOLE                        0  2500000        0
DANA HLDG CORP                 COM              235825205     1146    93000 SH       SOLE                        0    93000        0
DISH NETWORK CORP              CL A             25470M109     1921   100000 SH       SOLE                        0   100000        0
E M C CORP MASS                NOTE 1.750%12/0  268648AK8     6602  5000000 PRN      SOLE                        0  5000000        0
GENERAL CABLE CORP DEL NEW     NOTE 0.875%11/1  369300AD0     8990 10000000 PRN      SOLE                        0 10000000        0
GILEAD SCIENCES INC            NOTE 0.500% 5/0  375558AG8     7241  7000000 PRN      SOLE                        0  7000000        0
GREATBATCH INC                 SDCV 2.250% 6/1  39153LAB2     6628  7000000 PRN      SOLE                        0  7000000        0
HUNTSMAN CORP                  COM              447011107     1156   100000 SH       SOLE                        0   100000        0
HUNTSMAN CORP                  COM              447011107     2312   200000 SH  CALL SOLE                        0   200000        0
INTL PAPER CO                  COM              460146103     2175   100000 SH       SOLE                        0   100000        0
JABIL CIRCUIT INC              COM              466313103     1153    80000 SH       SOLE                        0    80000        0
K V PHARMACEUTICAL CO          NOTE 2.500% 5/1  482740AC1     3013  5000000 PRN      SOLE                        0  5000000        0
LEAP WIRELESS INTL INC         COM NEW          521863308     2585   209300 SH       SOLE                        0   209300        0
LEVEL 3 COMMUNICATIONS INC     COM              52729N100     4658  4970000 SH       SOLE                        0  4970000        0
LIFEPOINT HOSPITALS INC        NOTE 3.500% 5/1  53219LAH2    10118 10000000 PRN      SOLE                        0 10000000        0
MICRON TECHNOLOGY INC          NOTE 1.875% 6/0  595112AH6    10208 11331000 PRN      SOLE                        0 11331000        0
MOLINA HEALTHCARE INC          NOTE 3.750%10/0  60855RAA8     4994  5000000 PRN      SOLE                        0  5000000        0
MOLSON COORS BREWING CO        CL B             60871R209     1398    29600 SH       SOLE                        0    29600        0
NAVISTAR INTL CORP NEW         COM              63934E108     2082    47700 SH       SOLE                        0    47700        0
NAVISTAR INTL CORP NEW         NOTE 3.000%10/1  63934EAL2     8489  7446000 PRN      SOLE                        0  7446000        0
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR    71654V408     3627   100000 SH       SOLE                        0   100000        0
PMC-SIERRA INC                 COM              69344F106      736   100000 SH       SOLE                        0   100000        0
PMC-SIERRA INC                 COM              69344F106      736   100000 SH  CALL SOLE                        0   100000        0
QWEST COMMUNICATIONS INTL IN   NOTE 3.500%11/1  749121BY4    11899  9000000 PRN      SOLE                        0  9000000        0
SPDR DOW JONES INDL AVRG ETF   UT SER 1         78467X109    14028   130000 SH  PUT  SOLE                        0   130000        0
USEC INC                       NOTE 3.000%10/0  90333EAC2    11587 14500000 PRN      SOLE                        0 14500000        0